INTEREST EXPENSE (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INTEREST EXPENSE [Abstract]
Credit facility costs	$ 0	$ 0	$ 6,139,000
Amortization of deferred financing costs	1,228,000	1,228,000	1,365,000
Deferred financing costs	$ 3,300,000	$ 4,600,000